Nature of business and organization (Details Narrative) - $ / shares				12 Months Ended
		Sep. 30, 2024	Sep. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 25, 2024	Feb. 26, 2024	Feb. 25, 2024
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common stock par value						$ 0.0005	$ 0.0005	$ 0.01
Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares		22,477,825	22,477,825
Common stock par value		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	0.0005
Common Class A [Member] | Common Stock [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares	[1]			3,000,000
Common Class B [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares		4,780,575	4,780,555
Common stock par value		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Common Class B [Member] | Common Stock [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Issuance of shares		4,780,575
Shares outstanding		20
KNOREX SG [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Ownership percentage		100.00%

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B